CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 715,580
Total Assets	347,610,494
Liabilities
Warrants, at fair value	42,283,500
Total liabilities	55,343,896
Commitments and Contingencies
Members' Equity
Accumulated deficit	(17,831,314)
Total Liabilities and Stockholders' Equity	347,610,494
SUNLIGHT FINANCIAL LLC
Assets
Cash and cash equivalents	49,583,000	$ 47,341,000
Restricted cash	3,122,000	4,315,000
Advances (net of allowance for credit losses of $121 and $215)	35,280,000	17,308,000
Financing receivables (net of allowance for credit losses of $125 and $96)	5,333,000	5,130,000
Property and equipment, net	5,725,000	5,675,000
Other assets	7,030,000	2,700,000
Total Assets	106,073,000	82,469,000
Liabilities
Accounts payable and accrued expenses	15,782,000	8,885,000
Funding commitments	18,386,000	19,509,000
Debt	14,625,000	11,811,000
Distributions payable	7,522,000	1,987,000
Due to affiliate	0	55,000
Warrants, at fair value	5,643,000	133,000
Other liabilities	1,502,000	704,000
Total liabilities	63,460,000	43,084,000
Commitments and Contingencies
Members' Equity
Other ownership interests' capital	1,439,000	1,313,000
Accumulated deficit	(623,342,000)	(90,718,000)
Total members' equity	(621,903,000)	(89,405,000)
Total Liabilities and Stockholders' Equity	106,073,000	82,469,000
Preferred class A -3 unit members' capital
Liabilities
Distributions payable	5,000,000.0
Preferred class A -3 unit members' capital | SUNLIGHT FINANCIAL LLC
Temporary Equity
Preferred class members' capital	260,428,000	76,519,000
Preferred class A-2 unit members' capital
Liabilities
Distributions payable	1,200,000
Preferred class A-2 unit members' capital | SUNLIGHT FINANCIAL LLC
Temporary Equity
Preferred class members' capital	154,286,000	21,867,000
Preferred class A-1 unit members' capital | SUNLIGHT FINANCIAL LLC
Liabilities
Distributions payable	1,300,000
Temporary Equity
Preferred class members' capital	202,045,000	27,042,000
Common unit members' capital | SUNLIGHT FINANCIAL LLC
Temporary Equity
Common unit members' capital	$ 47,757,000	$ 3,362,000